Investment Portfolio	as of May 31, 2019 (Unaudited)

DWS CROCI® International Fund

	Shares	Value ($)
Common Stocks 96.1%
Australia 7.1%
Amcor Ltd.	420,803	4,803,816
Australia & New Zealand Banking Group Ltd.	89,715	1,730,111
BHP Group Ltd.	550,330	14,387,255
Boral Ltd.	1,179,628	4,426,004
Commonwealth Bank of Australia	58,437	3,173,055
National Australia Bank Ltd.	316,284	5,799,297
Westpac Banking Corp.	379,163	7,199,937
(Cost $38,744,248)		41,519,475
Austria 0.6%
OMV AG (Cost $4,172,165)	79,992	3,761,724
Belgium 3.5%
UCB SA (Cost $21,734,330)	265,126	20,248,058
Finland 1.8%
Nokian Renkaat Oyj* (Cost $18,563,885)	370,464	10,586,126
France 8.5%
Arkema SA	128,831	10,797,114
Atos SE	19,660	1,496,624
Compagnie de Saint-Gobain (a)	114,261	4,139,193
Credit Agricole SA (a)	494,330	5,646,829
Danone SA	56,418	4,496,779
Engie SA	253,725	3,533,314
Sanofi (a)	178,307	14,359,747
Television Francaise 1	117,835	1,123,912
TOTAL SA	74,317	3,867,166
(Cost $59,839,527)		49,460,678
Germany 7.6%
BASF SE	164,786	10,885,290
Bayer AG (Registered)	51,985	3,059,615
Beiersdorf AG	41,439	4,764,404
Brenntag AG	252,159	11,692,786
Continental AG	25,193	3,422,337
Deutsche Lufthansa AG (Registered)	58,803	1,117,239
HOCHTIEF AG	27,121	3,228,812
LANXESS AG	71,485	3,578,600
Merck KGaA	26,427	2,547,337
(Cost $58,841,314)		44,296,420
Hong Kong 1.8%
CLP Holdings Ltd.	352,678	3,984,191
Hong Kong & China Gas Co., Ltd.	2,062,069	4,557,272
Yue Yuen Industrial Holdings Ltd.	692,622	1,939,728
(Cost $8,892,216)		10,481,191
Japan 27.4%
Advantest Corp.	46,354	1,076,068
Bridgestone Corp. (a)	318,231	11,849,558
Central Japan Railway Co.	66,904	13,932,967
Denso Corp.	262,006	10,081,978
Honda Motor Co., Ltd.	407,185	9,925,488
Japan Tobacco, Inc. (a)	500,073	11,477,537
KDDI Corp.	57,121	1,462,959
Mitsubishi Corp.	168,359	4,371,510
Nissan Motor Co., Ltd.	483,134	3,262,826
Nitto Denko Corp.	220,894	9,592,881
Ono Pharmaceutical Co., Ltd.	244,915	4,314,523
Sekisui House Ltd.	793,047	12,675,517
Shin-Etsu Chemical Co., Ltd.	14,723	1,216,828
Sony Corp.	33,804	1,623,214
Subaru Corp.	523,384	12,103,215
Sumitomo Electric Industries Ltd.	897,136	10,765,587
Sumitomo Mitsui Financial Group, Inc.	380,026	13,174,639
Tokyo Electron Ltd.	17,723	2,390,085
Toyota Industries Corp.	248,842	12,731,133
Toyota Motor Corp.	196,774	11,521,314
(Cost $191,276,579)		159,549,827
Luxembourg 0.5%
ArcelorMittal (Cost $4,466,141)	178,057	2,631,976
Netherlands 6.0%
Koninklijke Ahold Delhaize NV	306,541	6,888,560
Koninklijke DSM NV	137,594	15,474,218
Randstad NV	248,119	12,773,689
(Cost $32,707,185)		35,136,467
New Zealand 0.6%
Fletcher Building Ltd. (Cost $3,317,009)	989,668	3,388,250
Singapore 1.4%
Singapore Airlines Ltd.	571,894	3,799,645
Venture Corp., Ltd. (a)	388,401	4,263,181
(Cost $9,782,693)		8,062,826
Spain 3.3%
Banco Bilbao Vizcaya Argentaria SA	1,809,455	9,823,598
Banco Santander SA	2,105,584	9,264,125
(Cost $20,788,613)		19,087,723
Switzerland 7.7%
Adecco Group AG (Registered)	239,756	12,903,044
Nestle SA (Registered)	47,106	4,679,820
Roche Holding AG (Genusschein)	90,671	23,795,618
STMicroelectronics NV	227,983	3,474,187
(Cost $51,022,206)		44,852,669
United Kingdom 18.3%
Barratt Developments PLC	2,112,203	14,900,219
British American Tobacco PLC	47,402	1,653,041
Bunzl PLC	130,302	3,478,719
Diageo PLC	112,139	4,711,539
easyJet PLC	236,047	2,596,946
EI Group PLC*	1,806,503	4,831,225
Ferguson PLC*	176,860	11,442,341
GlaxoSmithKline PLC	633,329	12,215,691
Imperial Brands PLC	118,138	2,857,243
International Consolidated Airlines Group SA	1,039,606	5,922,121
ITV PLC	1,018,108	1,377,148
Lloyds Banking Group PLC	2,483,015	1,794,037
Persimmon PLC	460,545	11,443,929
Rio Tinto PLC	234,236	13,454,967
Taylor Wimpey PLC	6,512,249	13,590,722
(Cost $119,066,590)		106,269,888
Total Common Stocks (Cost $643,214,701)		559,333,298
Preferred Stocks 2.1%
Germany
Henkel AG & Co. KGaA (Cost $16,115,674)	131,599	12,007,407
Securities Lending Collateral 5.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.29% (b) (c) (Cost $34,346,839)	34,346,839	34,346,839
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $693,677,214)	104.1	605,687,544
Other Assets and Liabilities, Net	(4.1)	(23,938,458)
Net Assets	100.0	581,749,086

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended May 31, 2019 are as follows:

Value ($) at 8/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 5/31/2019	Value ($) at 5/31/2019
Securities Lending Collateral 5.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.29% (b) (c)
10,435,700	23,911,139 (d)	—	—	—	202,617	—	34,346,839	34,346,839
Cash Equivalents 0.0%
DWS Central Cash Management Government Fund, 2.40% (b)
4,489,448	180,887,262	185,376,710	—	—	75,130	—	—	—
14,925,148	204,798,401	185,376,710	—	—	277,747	—	34,346,839	34,346,839

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at May 31, 2019 amounted to $32,830,399, which is 5.6% of net assets.
(b)		Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)		Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2019.

At May 31, 2019 the DWS CROCI® International Fund had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Securities Lending Collateral
Consumer Discretionary	157,254,116	28%
Materials	94,637,199	17%
Industrials	91,399,012	16%
Health Care	80,540,589	14%
Financials	57,605,628	10%
Consumer Staples	53,536,330	9%
Information Technology	12,700,145	2%
Utilities	12,074,777	2%
Energy	7,628,890	1%
Communication Services	3,964,019	1%
Total	571,340,705	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$41,519,475	$—	$41,519,475
Austria	—	3,761,724	—	3,761,724
Belgium	—	20,248,058	—	20,248,058
Finland	—	10,586,126	—	10,586,126
France	—	49,460,678	—	49,460,678
Germany	—	44,296,420	—	44,296,420
Hong Kong	—	10,481,191	—	10,481,191
Japan	—	159,549,827	—	159,549,827
Luxembourg	—	2,631,976	—	2,631,976
Netherlands	—	35,136,467	—	35,136,467
New Zealand	—	3,388,250	—	3,388,250
Singapore	—	8,062,826	—	8,062,826
Spain	—	19,087,723	—	19,087,723
Switzerland	—	44,852,669	—	44,852,669
United Kingdom	—	106,269,888	—	106,269,888
Preferred Stocks	—	12,007,407	—	12,007,407
Short-Term Investments	34,346,839	—	—	34,346,839
Total	$34,346,839	$571,340,705	$—	$605,687,544